Fees Summary	Dec. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	69,050.00
Total Offset Amount	21,144.10
Net Fee	$ 47,905.90
Final Prospectus	false